BORROWINGS - Unused loan facilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument
Long-term borrowings (including current portion)	¥ 9,187,580	¥ 5,836,846
Secured by a subsidiary's share
Debt Instrument
Long-term borrowings (including current portion)	2,988,344	2,180,490
Secured by property, equipment and land-use right
Debt Instrument
Long-term borrowings (including current portion)	5,124,656	3,101,522
Unsecured borrowing
Debt Instrument
Short-term borrowings	589,000	30,000
Long-term borrowings (including current portion)	¥ 1,074,580	¥ 554,834